DECHERT LLP

1900 K STREET, N.W.

WASHINGTON, D.C. 20006

(202) 261-3300

May 13, 2013

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Torray Fund

File Nos. 33-34411 and 811-06096

Ladies and Gentlemen:

Pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “1933 Act”), on behalf of The Torray Fund (the “Trust”), attached for filing are exhibits containing interactive data format risk/return summary information for each of the Trust’s two separate investment series, The Torray Fund and The Torray Resolute Fund (the “Funds”). The interactive data files included as exhibits to this filing relate to the supplement to the Funds’ Prospectuses that were filed with the Securities and Exchange Commission on behalf of each of the Funds pursuant to Rule 497(c) of the 1933 Act on May 2, 2013.

Please do not hesitate to contact the undersigned at (202) 261-3364 if you have any questions regarding this filing.

Very truly yours,

/s/ Patrick W.D. Turley
Patrick W.D. Turley